Organization and Business Description - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Jun. 30, 2025
HUHUTECH (HK) Limited (“HUHU HK”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Jul. 28, 2021
Jurisdiction of Formation	Hong Kong, PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Dec. 10, 2021
Jurisdiction of Formation	PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Aug. 20, 2015
Jurisdiction of Formation	PRC
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Apr. 25, 2022
Jurisdiction of Formation	JAPAN
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
ADPIRATIONAL TECHNLOGY CO. (“HUHU USA”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Jan. 30, 2025
Jurisdiction of Formation	USA
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technologies Deutschland GmbH (HUHU “Deutschland”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	May 07, 2025	[1]
Jurisdiction of Formation	Germany	[1]
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services	[1]

[1]	The Company arranged the establishment of Huhu Deutschland with an employee as a nominee shareholder and legal representative. On March 7, 2025, the Company acquired the 100% equity interest in Huhu Deutschland from the employee for a consideration of €25,000, equivalent to the initial capital. Before the acquisition, HUHU Deutschland had no operation and did not meet the definition of a “business”. Given the fact that the Company effectively controls Huhu Deutschland since its inception, the Company believes the above restructure shall be accounted for under common control in accordance with ASC805-50-25-2 and ASC 805-50-45.